Provision For Lease Return Costs For Aircraft And Engines (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Provision for Return Condition Checks for Aircraft Under Operating Leases
Details of provision for lease return costs for aircraft and engines are as follows:

	2019	2018
	RMB million	RMB million
Carrying amount at January 1	2,906	3,019
Effect of adoption IFRS 16	3,654	—

Carrying amount At January 1 (restated)	6,560	3,019
Accrual	702	402
Utilization	(84)	(515)

At December 31	7,178	2,906
Less: current portion	(519)	(145)

Non-current portion	6,659	2,761